LVIP Wellington Mid-Cap Value Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–96.94%
Aerospace & Defense–1.22%
Moog Class A	48,230	$ 2,437,062
		2,437,062
Banks–10.10%
Atlantic Union Bankshares	112,433	2,462,283
BancorpSouth Bank	73,425	1,389,201
First Midwest Bancorp	110,321	1,460,098
IBERIABANK	45,433	1,642,857
South State	51,456	3,022,011
Sterling Bancorp	293,681	3,068,967
Synovus Financial	126,240	2,216,774
Western Alliance Bancorp	86,534	2,648,806
Zions Bancorp	82,101	2,197,023
		20,108,020
Building Products–2.03%
Fortune Brands Home & Security	64,735	2,799,789
†JELD-WEN Holding	127,406	1,239,660
		4,039,449
Chemicals–4.58%
Cabot	53,724	1,403,271
Celanese	50,199	3,684,105
FMC	49,221	4,020,863
		9,108,239
Commercial Services & Supplies–2.03%
†Clean Harbors	78,579	4,034,246
		4,034,246
Communications Equipment–2.64%
†Lumentum Holdings	71,285	5,253,704
		5,253,704
Construction Materials–0.61%
Buzzi Unicem	66,989	1,223,442
		1,223,442
Consumer Finance–1.23%
SLM	341,462	2,455,112
		2,455,112
Containers & Packaging–1.87%
†Crown Holdings	64,146	3,723,034
		3,723,034
Diversified Financial Services–1.99%
Voya Financial	97,704	3,961,897
		3,961,897
Electric Utilities–4.20%
Alliant Energy	82,277	3,973,156
Evergy	47,942	2,639,207
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Portland General Electric	36,652	$ 1,757,097
		8,369,460
Electrical Equipment–0.83%
EnerSys	33,265	1,647,283
		1,647,283
Electronic Equipment, Instruments & Components–1.88%
†Coherent	24,491	2,606,087
†Rogers	12,128	1,145,126
		3,751,213
Equity Real Estate Investment Trusts–12.63%
American Assets Trust	73,941	1,848,525
Americold Realty Trust	17,205	585,658
Brixmor Property Group	135,220	1,284,590
Corporate Office Properties Trust	133,723	2,959,290
First Industrial Realty Trust	87,586	2,910,483
Gaming and Leisure Properties	141,878	3,931,439
Highwoods Properties	100,921	3,574,622
Life Storage	37,160	3,513,478
Physicians Realty Trust	189,956	2,647,987
STORE Capital	104,334	1,890,532
		25,146,604
Food & Staples Retailing–1.66%
†U.S. Foods Holding	186,000	3,294,060
		3,294,060
Food Products–1.15%
†Post Holdings	27,596	2,289,640
		2,289,640
Gas Utilities–0.43%
UGI	31,841	849,199
		849,199
Health Care Equipment & Supplies–3.90%
†Avanos Medical	53,171	1,431,895
Hill-Rom Holdings	42,679	4,293,507
STERIS	14,584	2,041,323
		7,766,725
Health Care Providers & Services–4.99%
†Acadia Healthcare	82,560	1,514,976
Encompass Health	53,059	3,397,368
†Molina Healthcare	35,964	5,024,530
		9,936,874
Hotels, Restaurants & Leisure–1.48%
Wyndham Hotels & Resorts	93,774	2,954,819
		2,954,819
LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–1.33%
Lennar Class A	69,269	$ 2,646,076
		2,646,076
Insurance–8.30%
Assurant	42,140	4,386,352
CNO Financial Group	277,661	3,440,220
Hanover Insurance Group	40,971	3,711,153
Kemper	47,411	3,525,956
Lancashire Holdings	189,923	1,463,781
		16,527,462
IT Services–4.50%
Amdocs	70,412	3,870,548
Leidos Holdings	55,502	5,086,758
		8,957,306
Life Sciences Tools & Services–1.55%
†QIAGEN	74,343	3,092,669
		3,092,669
Machinery–5.79%
†Colfax	124,323	2,461,595
†Ingersoll Rand	158,151	3,922,145
Kennametal	137,560	2,561,367
†SPX FLOW	90,836	2,581,559
		11,526,666
Media–0.73%
TEGNA	134,101	1,456,337
		1,456,337
Metals & Mining–3.07%
Carpenter Technology	114,440	2,231,580
Reliance Steel & Aluminum	44,227	3,873,843
		6,105,423
Oil, Gas & Consumable Fuels–1.40%
Delek US Holdings	70,882	1,117,101
Diamondback Energy	63,571	1,665,560
		2,782,661
Road & Rail–1.31%
Knight-Swift Transportation Holdings	79,453	2,606,058
		2,606,058
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–4.48%
†Axcelis Technologies	79,447	$ 1,454,675
†Ichor Holdings	56,177	1,076,351
MKS Instruments	47,450	3,864,803
†Onto Innovation	84,842	2,517,262
		8,913,091
Software–0.54%
SS&C Technologies Holdings	24,365	1,067,674
		1,067,674
Textiles, Apparel & Luxury Goods–1.50%
Steven Madden	128,640	2,988,307
		2,988,307
Wireless Telecommunication Services–0.99%
Millicom International Cellular SDR	70,669	1,963,434
		1,963,434
Total Common Stock (Cost $229,900,909)		192,983,246
MASTER LIMITED PARTNERSHIP–0.22%
Viper Energy Partners	65,658	435,313
Total Master Limited Partnership (Cost $1,934,754)		435,313

MONEY MARKET FUND–2.59%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	5,158,320	5,158,320
Total Money Market Fund (Cost $5,158,320)		5,158,320

TOTAL INVESTMENTS–99.75% (Cost $236,993,983)	198,576,879
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	491,819
NET ASSETS APPLICABLE TO 10,843,158 SHARES OUTSTANDING–100.00%	$199,068,698

† Non-income producing.

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund
Schedule of Investments (continued)
Summary of Abbreviations:
IT–Information Technology
SDR–Swedish Depositary Receipt
See accompanying notes.
LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Mid-Cap Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$2,437,062	$—	$—	$2,437,062
Banks	20,108,020	—	—	20,108,020
Building Products	4,039,449	—	—	4,039,449
Chemicals	9,108,239	—	—	9,108,239
Commercial Services & Supplies	4,034,246	—	—	4,034,246
Communications Equipment	5,253,704	—	—	5,253,704
Construction Materials	—	1,223,442	—	1,223,442
Consumer Finance	2,455,112	—	—	2,455,112
Containers & Packaging	3,723,034	—	—	3,723,034
Diversified Financial Services	3,961,897	—	—	3,961,897
Electric Utilities	8,369,460	—	—	8,369,460
Electrical Equipment	1,647,283	—	—	1,647,283
LVIP Wellington Mid-Cap Value Fund–4

LVIP Wellington Mid-Cap Value Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Electronic Equipment, Instruments & Components	$3,751,213	$—	$—	$3,751,213
Equity Real Estate Investment Trusts	25,146,604	—	—	25,146,604
Food & Staples Retailing	3,294,060	—	—	3,294,060
Food Products	2,289,640	—	—	2,289,640
Gas Utilities	849,199	—	—	849,199
Health Care Equipment & Supplies	7,766,725	—	—	7,766,725
Health Care Providers & Services	9,936,874	—	—	9,936,874
Hotels, Restaurants & Leisure	2,954,819	—	—	2,954,819
Household Durables	2,646,076	—	—	2,646,076
Insurance	16,527,462	—	—	16,527,462
IT Services	8,957,306	—	—	8,957,306
Life Sciences Tools & Services	3,092,669	—	—	3,092,669
Machinery	11,526,666	—	—	11,526,666
Media	1,456,337	—	—	1,456,337
Metals & Mining	6,105,423	—	—	6,105,423
Oil, Gas & Consumable Fuels	2,782,661	—	—	2,782,661
Road & Rail	2,606,058	—	—	2,606,058
Semiconductors & Semiconductor Equipment	8,913,091	—	—	8,913,091
Software	1,067,674	—	—	1,067,674
Textiles, Apparel & Luxury Goods	2,988,307	—	—	2,988,307
Wireless Telecommunication Services	—	1,963,434	—	1,963,434
Master Limited Partnership	435,313	—	—	435,313
Money Market Fund	5,158,320	—	—	5,158,320
Total Investments	$195,390,003	$3,186,876	$—	$198,576,879
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Wellington Mid-Cap Value Fund–5